Cash Dividend - Additional Information (Detail) - USD ($) $ / shares in Units, $ in Thousands				12 Months Ended
	Nov. 18, 2014	Nov. 20, 2013	Nov. 13, 2012	Sep. 30, 2015	Sep. 30, 2014	Sep. 30, 2013	Jan. 06, 2015	Jan. 08, 2014	Dec. 07, 2012
Cash dividend declared per ordinary share	$ 0.20	$ 0.15	$ 0.12
Ordinary Shares, Outstanding				142,406,933	142,752,873		142,878,373	136,409,633	135,409,521
Dividends	$ 28,199	$ 20,258	$ 16,056	$ 28,199	$ 20,258	$ 16,056